Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		12 Months Ended
	Nov. 06, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Average risk-free rate of interest			1.67%
Incremental compensation cost	$ 285,661
Stock options
Share-Based Compensation
Average risk-free rate of interest		0.67%
Expected volatility, minimum (as a percent)		43.15%	42.50%
Expected volatility, maximum (as a percent)		43.38%	43.22%
Dividend yield (as a percent)		0.00%	0.00%
Contractual term		10 years	10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)		$ 0.05	$ 0.09
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)		$ 0.13	$ 0.10